Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
Accounts receivable	$687,367	$2,652,596
Allowance for doubtful accounts	(71,529)	(1,003,799)
Accounts receivable, net	$615,838	$1,648,797

Schedule of Issuance of this Financial Statement

As of date of issuance of this financial statement, the Group has collected $171,053 of outstanding balance as of September 30, 2025.

	For the Year Ended
	September 30,
	2025	2024	2023
Balance at the beginning of the year	$1,003,799	$1,011,601	$1,344,480
Current period addition	60,263	108,775	136,228
Write-off	(879,908)	-	(309,656)
Reversal	(86,429)	(155,467)	(134,846)
Foreign currency translation adjustment	(26,196)	38,890	(24,605)
Balance at the end of the year	$71,529	$1,003,799	$1,011,601